                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

                    American General Life Insurance Company
                              Separate Account D
                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     AIM Variable Insurance International Equity Fund; AIM Variable Insurance Value Fund; American Century Variable Portfolios Value Fund; Ayco Large Cap Growth Fund I; Dreyfus Investment Portfolios MidCap Stock Portfolio; Dreyfus Variable Investment Fund Quality Bond Portfolio; Dreyfus Variable Investment Fund Small Cap Portfolio; Fidelity Variable Insurance Products Fund II Asset Manager Portfolio; Fidelity Variable Insurance Products Asset Manager Portfolio -Service Class 2; Fidelity Variable Insurance Products Contrafund Portfolio - Service Class 2; Fidelity Variable Insurance Products Equity-Income Portfolio - Service Class 2; Fidelity Variable Insurance Products Growth Portfolio - Service Class 2; Fidelity Variable Insurance Products Index 500 Portfolio - Service Class 2; Fidelity Variable Insurance Products Overseas Portfolio; Franklin Templeton Variable Insurance Products Trust Templeton Asset Strategy Fund - Class 2; Franklin Templeton Variable Insurance Products Trust Templeton International Securities Fund - Class 2; J.P. Morgan Small Company Portfolio; Janus Aspen Aggressive Growth Portfolio - Service Shares; Janus Aspen International Growth Portfolio - Service Shares; Janus Aspen Worldwide Growth Portfolio - Service Shares; LEVCO Equity Value Fund; Mercury HW Large Cap Value VIP Portfolio; Mercury Low Duration VIP Portfolio; MFS Variable Insurance Trust Capital Opportunities Series; MFS Variable Insurance Trust Emerging Growth Series; MFS Variable Insurance Trust New Discovery Series; MFS Variable Insurance Trust Research Series; Navellier Variable Insurance Growth Portfolio; Neuberger Berman Advisers Management Trust Balanced Portfolio; Neuberger Berman Advisers Management Trust Mid-Cap Growth Portfolio; Neuberger Berman Advisers Management Trust Partners Portfolio; North American - AG International Equities Fund; North American - AG MidCap Index Fund; North American - AG Money Market Fund; North American - AG Nasdaq - 100 Index Fund; North American - AG Small Cap Index Fund; North American - AG Social Awareness Fund; North American - AG Stock Index Fund; North American - T. Rowe Price Science & Technology Fund; OFFIT Variable Insurance Fund Emerging Markets Bond Fund; OFFIT Variable Insurance Fund High Yield Fund; OFFIT Variable Insurance Fund Total Return Fund; OFFIT Variable Insurance Fund U.S. Government Securities Fund; PIMCO Real Return Bond Portfolio -Administrative Class; PIMCO Short-Term Bond Portfolio - Administrative Class; PIMCO Total Return Bond Portfolio - Administrative Class; Putnam Variable Trust Growth and Income Fund - Class IB Shares; Putnam Variable Trust International Growth and Income Fund - Class IB Shares; Royce Capital Premier Portfolio; SAFECO Resource Series Trust Equity Portfolio; SAFECO Resource Series Trust Growth Opportunities Portfolio; The Dreyfus Socially Responsible Growth Fund, Inc.; The Universal Institutional Funds Asian Equity Portfolio; The Universal Institutional Funds Emerging Markets Equity Portfolio; The Universal Institutional Funds Equity Growth Portfolio; The Universal Institutional Funds Fixed Income Portfolio; The Universal Institutional Funds Global Equity Portfolio; The Universal Institutional Funds High Yield Portfolio; The Universal Institutional Funds International Magnum Portfolio; The Universal Institutional Funds Mid Cap Value Portfolio; The Universal Institutional Funds US Real Estate Portfolio; The Universal Institutional Funds Value Portfolio; Van Kampen Comstock Fund; Van Kampen Corporate Bond Fund; Van Kampen High Income Corporate Bond Fund; Van Kampen Life Investment Trust Asset Allocation Portfolio; Van Kampen Life Investment Trust Comstock Portfolio; Van Kampen Life Investment Trust Domestic Income Portfolio; Van Kampen Life Investment Trust Emerging Growth Portfolio; Van Kampen Life Investment Trust Enterprise Portfolio; Van Kampen Life Investment Trust Government Portfolio; Van Kampen Life Investment Trust Growth and Income Portfolio; Van Kampen Life Investment Trust Money Market Portfolio; Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio; Van Kampen Life Investment Trust Strategic Stock Portfolio; Van Kampen Reserve Fund; Warburg Pincus Trust Small Company Growth Portfolio; WM Variable Trust Balanced Portfolio; WM Variable Trust Conservative Balanced Portfolio; WM Variable Trust Conservative Growth Portfolio; WM Variable Trust Equity Income Fund; WM Variable Trust Flexible Income Portfolio; WM Variable Trust Growth and Income; WM Variable Trust Growth Fund; WM Variable Trust Growth Fund of Northwest; WM Variable Trust Income Fund; WM Variable Trust International Growth Fund; WM Variable Trust Mid Cap Stock Fund; WM Variable Trust Money Market Fund; WM Variable Trust Short Term Income Fund; WM Variable Trust Small Cap Stock Fund; WM Variable Trust Strategic Growth Portfolio; WM Variable Trust U.S. Government Securities Portfolio; Wright International Blue Chip Portfolio; Wright Selected Blue Chip Portfolio.

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3.     Investment Company Act File Number:  811-2441

       Securities Act File Number:   2-49805; 33-43390; 33-57730; 333-25549;
                                     333-40637; 333-70667
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4(a).  Last day of fiscal year for which this Form is filed:  12/31/00
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4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).  [ ]  Check box if this is the last time the issuer will be filing this
            Form.
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
5.   Calculation of registration fee:
     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                                          $ 739,499,228
                                                                                    -------------

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:          $  277,953,676
                                                            --------------

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                                     $            0
                                                            --------------

     (iv)   Total available redemption credits [add
            items 5(ii) and 5(iii)]:                                               -$ 277,953,676
                                                                                   --------------
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     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                                        $ 461,545,552
                                                                                    -------------
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     (vi)   Redemption credits available for use            $  (  N/A  )
                                                            ------------
            in future years - if Item 5(I) is less
            that Item 5(iv) [subtract Item 5(vii)
            from Item 5(i)]
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     (vii)  Multiplier for determining
            registration fee (See Instructions
            C.9):                                                                  X       0.000250
                                                                                   ----------------
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     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):                                                        =$       115,386
                                                                                   ----------------
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other  units) deducted here:  N/A  . If
                                                                    -------
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  N/A  .
                                        -------
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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                   +$             0
                                                                                   ----------------
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                                   =$       115,386
                                                                                   ----------------
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
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:       February 26, 2001
       Method of Delivery:
          [X] Wire Transfer
          [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) *                   /s/ Robert F. Herbert, Jr.
                                             --------------------------
                                             Robert F. Herbert, Jr.
                                             Senior Vice President,
                                             Treasurer & Controller

Date  2/26/2001
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 * Please print the name and title of the signing officer below the signature.